Reversal of Impairment (Table)	12 Months Ended
Dec. 31, 2017
Impairment Reversal [abstract]
Schedule of Metal Prices Assumptions Used for Impairment Determination

For the year ended December 31, 2017, the Company's impairment testing incorporated the following key assumptions in addition to the increase in the estimated life of the mine:

a)	Weighted average cost of capital

As at December 31, 2017, projected cash flows were discounted using a real after-tax discount rate of 4.1% which represented the estimated weighted average cost of capital.

b)	Metal Price assumptions

Metal Price Assumptions	2018	2019	2020	2021	2022 -2025
Silver price ($ per ounce)	$17.56	$18.44	$19.00	$19.00	$18.40
Gold price ($ per ounce)	$1,300	$1,300	$1,342	$1,325	$1,325
Lead price ($ per tonne)	$2,469	$2,403	$2,315	$2,205	$2,205
Zinc price ($ per tonne)	$3,175	$3,031	$2,756	$2,756	$2,425